Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases

12. Leases

The Group has operating leases for office spaces and venues for auto shows the Group utilizes under lease arrangements. As of December 31, 2023, the Group recognized the following items related to operating leases in its consolidated balance sheet.

	December 31,	December 31,
	2023	2023
	RMB	US$
ASSETS
Operating lease right-of-use assets	10,238	1,442
Less: impairment	(4,532)	(638)
Operating lease right-of-use assets, net	5,706	804
LIABILITIES
Short-term operating lease liabilities	(4,090)	(576)
Long-term operating lease liabilities	(6,099)	(859)

The lease expenses for the years ended December 31, 2021, 2022 and 2023 were RMB41,377, RMB16,677 and RMB25,139, respectively, which were included in the cost of revenues for auto venue rental and operating expenses. Cash paid for long-term operating lease were RMB6,007, RMB5,569 and RMB4,498 in the years ended December 31, 2021, 2022 and 2023. Impairment loss of operating lease right-of-use assets were nil, RMB3,017 and RMB1,515 for the years ended December 31, 2021, 2022 and 2023.

A summary of maturity of operating lease liabilities under the Group’s non-cancellable operating leases for office spaces and venues for auto shows as of December 31, 2023 is as follows:

	December 31,	December 31,
	2023	2023
	RMB	US$
2024	4,447	626
2025	3,179	448
2026	3,179	448
2027	—	—
2028	—	—
Total lease payments	10,805	1,522
Less: imputed interest	(616)	(87)
Total	10,189	1,435
Current portion	(4,090)	(576)
Non-current portion	(6,099)	(859)

As of December 31, 2023, the Group’s weighted-average remaining lease term was 2.88 years, and weighted-average discount rate was 4.75%.

As of December 31, 2023, the Group does not have any significant operating or finance leases that have not yet commenced. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.